DESCRIPTION OF PLAN (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) year
EBP, Description of Plan [Line Items]
Minimum borrowing, amount	$ 1,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
General loan, borrowing term	59 months
Primary residence, borrowing term	15 years
Discretionary investment allocation allowed, maximum percentage of contributions	20.00%
Vesting percentage	100.00%
Still employed, participant age for distribution (in year) | year	70.5